Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	Manager Directed Portfolios
Central Index Key	0001359057
Amendment Flag	false
Document Creation Date	Oct. 22, 2018
Document Effective Date	Oct. 31, 2018
Prospectus Date	Oct. 31, 2018
Vert Global Sustainable Real Estate Fund | Institutional Shares
Prospectus:
Trading Symbol	VGSRX